Summary of Significant Accounting Policies - Narrative (Detail) - Bio Ventus LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Transaction Gain (Loss)	$ 117	$ 117	$ 234
Revenue, change in estimates of variable consideration	0	0	0
Contract assets	81	261
Capitalized Computer Software, Gross	17,653	14,119
Capitalized Computer Software, Accumulated Amortization	13,264	12,184
Amortization expense	1,184	1,138	1,204
Loss on impairment of intangible assets			489
Deferred Offering Costs	2,187	0
Advertising costs	$ 2,769	$ 2,351	$ 2,916
Percentage of member's tax distribution to taxable income	40.00%